RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE (Narrative) (Details)	1 Months Ended
	Aug. 31, 2020 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Non Current Receivables [Line Items]
Loan receivables	$ 178,248			$ 178,248	$ 140,000	$ 0
Interest on loan receivables	6.00%
Loan receivables term	5 years
Subsequent Event [Member]
Non Current Receivables [Line Items]
Loan receivables		$ 222,810	$ 175,000